LEASES - Schedule of Additional Amounts Recognized in the Consolidated Statements of (Loss) Income and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Expense and cash flow relating to variable payments not included in the measurement of lease liabilities	$ 7,510	$ 35,176
Expense and cash flow relating to short-term and low-value leases	$ 22,402	$ 3,787